Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net

7. Intangible Assets, Net

The following table summarizes the Group’s intangible assets, net (in thousands):

	As of December 31,
	2024	2025
	RMB	RMB
Computer software	20,007	17,082
Licensed copyrights of reading content	50,386	20,937
Audio content	17,864	14,494
Trademark and Domain name	137	137
Total	88,394	52,650
Less: amortization	(62,777)	(36,312)
impairment	(11,894)	(5,923)
Net book value	13,723	10,415

The Group recognized impairment losses on intangible assets of nil, nil and nil for the years ended December 31, 2023, 2024 and 2025, respectively.

Amortization expenses for the years ended December 31, 2023, 2024 and 2025 were RMB15.8 million, RMB10.1 million and RMB6.8 million, respectively. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the following five years are as follows: 2026: RMB5.5 million, 2027: RMB3.0 million, 2028: RMB1.2 million, 2029: RMB0.5 million and 2030: RMB0.2 million.